Concentration of Credit Risk (Q3) (Details) - Deposits [Member] - Customer Concentration Risk [Member] - Customer	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Concentration Percentage [Abstract]
Number of significant customers	2
Two Customers [Member]
Concentration Percentage [Abstract]
Percentage of concentration risk	13.00%
Customer One [Member]
Concentration Percentage [Abstract]
Percentage of concentration risk	8.00%	10.00%
Customer One [Member] | Minimum [Member]
Concentration Percentage [Abstract]
Customer relationship period	15 years